Financial instruments, Foreign exchange risk (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Exposure to Foreign Exchange Risk [Abstract]
Foreign exchange gain (loss)	$ (18.2)	$ 2.9	$ 37.4
Currency Risk [Member]
Exposure to Foreign Exchange Risk [Abstract]
Foreign exchange gain (loss)	$ (11.3)		$ 37.4